ALLIANCE MONEY MARKET FUND

-GENERAL MUNICIPAL PORTFOLIO
-PRIME PORTFOLIO
-GOVERNMENT PORTFOLIO



SEMI-ANNUAL REPORT
MAY 31, 1999
(UNAUDITED)



STATEMENT OF NET ASSETS
MAY 31, 1999 (UNAUDITED)

                       ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY(A)                            YIELD               VALUE
-------------------------------------------------------------------------------
           MUNICIPAL BONDS-98.8%
           ALABAMA-1.7%
           BIRMINGHAM-CARRAWAY
           SPECIAL CARE FINANCE
           AUTHORITY
           (Carraway Methodist
           Health Systems)
           Series '98A VRDN
$ 1,200    8/15/28 (b)                             3.35%       $  1,200,000

           ALASKA-2.1%
           ALASKA IDA
           (Fairbanks Gold
           Mining, Inc.)
           Series '97 AMT VRDN
  1,500    5/01/09 (b)                             3.45           1,500,000

           ARIZONA-4.7%
           PHOENIX CIVIC
           IMPROVEMENT AUTHORITY
           (Airport Improvements)
           Series '95 AMT VRDN
  1,000    6/01/20 (b)                             3.40           1,000,000
           PHOENIX IDA
           (V.A.W. of America,
           Inc. Project)
           Series '97 AMT VRDN
  1,000    2/01/12 (b)                             3.40           1,000,000
           PHOENIX IDA MFHR
           (Ventana Palms
           Apartments Project)
           Series '94 AMT VRDN
    310    2/01/24 (b)                             3.45             310,000
           TUCSON AIRPORT
           AUTHORITY
           (Learjet, Inc.)
           Series '98A AMT VRDN
  1,000    10/01/28 (b)                            3.40           1,000,000
                                                               -------------
                                                                  3,310,000

           ARKANSAS-1.4%
           BLYTHEVILLE IDR
           (Nucor Corp. Project)
           Series '98 AMT VRDN
  1,000    6/01/28 (b)                             3.40           1,000,000

           CALIFORNIA-1.4%
           CALIFORNIA HIGHER
           EDUCATION
           (Student Loan Revenue)
           Series '87C AMT VRDN
  1,000    7/01/02 (b)                             3.25           1,000,000

           DELAWARE-0.7%
           DELAWARE EDA
           (Delaware Clean Power
           Project)
           Series '97A AMT VRDN
    500    8/01/29 (b)                             3.35             500,000

           FLORIDA-3.6%
           ORANGE COUNTY
           HFA MFHR
           (Smokewood/Sunkey
           Apartments Project)
           Series '92A VRDN
  2,500    12/01/22 (b)                            3.20           2,500,000

           GEORGIA-6.3%
           RICHMOND COUNTY
           DEVELOPMENT AUTHORITY
           (Evergreen Nylon
           Recycling, Inc.)
           Series '98 AMT VRDN
  2,400    7/01/32 (b)                             3.30           2,400,000
           SUMMERSVILLE IDA
           (Image Industries, Inc.)
           Series '97 AMT VRDN
  2,000    9/01/17 (b)                             3.35           2,000,000
                                                               -------------
                                                                  4,400,000

           ILLINOIS-5.4%
           EAST MOLINE IDR
           (Elliott Aviation Project)
           Series '99 AMT VRDN
  1,200    12/01/19 (b)                            3.45           1,200,000
           ELMHURST HOSPITAL
           REVENUE
           (Joint Community
           Health Organization)
           Series '88 VRDN
    300    7/01/18(b)                              3.30             300,000
           ILLINOIS HDA
           (Homeowner Mortgage
           Revenue)
           Series '98A-2 AMT PPB
    480    8/01/28 (b)                             3.10             480,000


1


STATEMENT OF NET ASSETS
(CONTINUED)            ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY(A)                            YIELD               VALUE
-------------------------------------------------------------------------------
           ILLINOIS HDA
           (Homeowner Mortgage
           Revenue)
           Series '98B-2 AMT PPB
$ 1,815    8/01/26 (b)                             3.25%       $  1,815,000
                                                               -------------
                                                                  3,795,000

           INDIANA-3.3%
           AUBURN EDA
           (R.J. Tower Corp.
           Project)
           Series '88 AMT VRDN
    505    9/01/00 (b)                             3.45             505,000
           GIBSON COUNTY IDR
           (Toyota Motor
           Manufacturing Project)
           Series '98 AMT VRDN
  1,500    1/01/28 (b)                             3.35           1,500,000
           INDIANA FINANCE
           AUTHORITY ENVIROMENTAL
           REVENUE
           (USX Corp. Project)
           Series '98 PPB
    300    12/01/22 (b)                            3.00             300,000
                                                               -------------
                                                                  2,305,000

           KANSAS-1.7%
           SPRING HILL IDR
           (Abrasive Engineering
           and Manufacturing
           Project)
           Series '96 AMT VRDN
  1,200    9/01/16 (b)                             3.32           1,200,000

           KENTUCKY-2.3%
           HOPKINSVILLE IDR
           (American Precision
           Machinery)
           AMT VRDN
    600    5/01/00 (b)                             4.52             600,000
           LOUISVILLE & JEFFERSON
           COUNTY REGIONAL
           AIRPORT AUTHORITY
           Series '97A-1
           AMT VRDN
  1,000    6/30/02 (b)                             3.35           1,000,000
                                                               -------------
                                                                  1,600,000

           LOUISIANA-1.0%
           LOUSIANA PUBLIC
           FACILITIES AUTHORITY
           HOSPITAL REVENUE
           Series '85A AMT VRDN
    700    12/01/10 (b)                            3.40             700,000

           MAINE-3.6%
           MAINE FINANCE
           AUTHORITY
           Economic Development
           Revenue
           Series '88A-D
           AMT VRDN
    100    12/01/03 (b)                            3.55             100,000
           MAINE FINANCE
           AUTHORITY
           Economic Development
           Revenue
           (Barber Foods, Inc.)
           Series '90B AMT VRDN
     65    12/01/06 (b)                            3.55              65,000
           MAINE FINANCE
           AUTHORITY
           Economic Development
           Revenue
           (Cornwall, McCann,
           Thurston)
           Series '88D-F
           AMT VRDN
    675    6/01/04 (b)                             3.55             675,000
           MAINE FINANCE
           AUTHORITY
           Economic Development
           Revenue
           (Volco Realty Co., Inc.)
           Series '89L AMT VRDN
    150    6/01/05(b)                              3.55             150,000
           MAINE FINANCE
           AUTHORITY
           Economic Development
           Revenue
           (William Arthur, Inc.)
           Series '98 AMT VRDN
  1,500    10/01/12 (b)                            3.35           1,500,000
                                                               -------------
                                                                  2,490,000


2


                       ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY(A)                            YIELD               VALUE
-------------------------------------------------------------------------------
           MICHIGAN-2.1%
           MICHIGAN HOSPITAL
           FINANCE AUTHORITY
           Series '98A VRDN
$ 1,500    12/01/23 (b)                            3.45%       $  1,500,000
           MISSOURI-0.7%
           ST. LOUIS IDA
           (Hammert's Iron Works
           Inc. Project)
           Series '99 AMT VRDN
    500    6/01/09 (b)                             3.35             500,000
           NEVADA-4.4%
           CLARK COUNTY IDR
           (Cogeneration
           Association Project)
           Series '92 AMT VRDN
    400    12/01/22 (b)                            3.50             400,000
           WASHOE COUNTY IDR
           (Sierra Pacific Power
           Company Project)
           Series '90 AMT VRDN
  2,700    12/01/20 (b)                            3.50           2,700,000
                                                               -------------
                                                                  3,100,000

           NEW HAMPSHIRE-1.4%
           NEW HAMPSHIRE IDA
           (SCI Manufacturing Inc.)
           Series '89 AMT VRDN
  1,000    6/01/14(b)                              3.70           1,000,000

           NEW MEXICO-2.1%
           NEW MEXICO MORTGAGE
           FINANCE AUTHORITY
           SFMR
           Series '99 AMT PPB
  1,500    8/03/99 (b)                             3.13           1,500,000

           NORTH CAROLINA-0.4%
           JOHNSON COUNTY IDA
           (Mebane Packaging
           Corp.)
           AMT VRDN
    300    6/01/03 (b)                             3.35             300,000

           NORTH DAKOTA-2.1%
           NORTH DAKOTA
           HFA SFMR
           Series '98C AMT
  1,500    6/01/99                                 3.90           1,500,000

           OHIO-1.4%
           OHIO AIR QUALITY
           DEVELOPMENT AUTHORITY
           (JMG Funding
           Partnership)
           Series '94B AMT VRDN
  1,000    4/01/28 (b)                             3.40           1,000,000

           OKLAHOMA-1.4%
           BROKEN ARROW EDA
           (Paragon Films Project)
           AMT VRDN
    970    8/01/04 (b)                             3.62             970,000

           OREGON-1.7%
           OREGON EDA
           (Kyotaru Oregon Project)
           Series '89 AMT VRDN
  1,000    12/01/99 (b)                            3.62           1,000,000
           OREGON HFA SFMR
           Ser '98I AMT VRDN
    150    12/02/99 (b)                            3.15             150,000
                                                               -------------
                                                                  1,150,000

           RHODE ISLAND-2.7%
           PROVIDENCE PUBLIC
           PARKING
           (Washington Street
           Garage Project)
           Series '91 AMT VRDN
    200    12/01/22 (b)                            3.35             200,000
           RHODE ISLAND STUDENT
           LOAN REVENUE
           Series '95-1 AMT VRDN
  1,700    7/01/19 (b)                             3.30           1,700,000
                                                               -------------
                                                                  1,900,000

           SOUTH CAROLINA-3.0%
           BERKELEY COUNTY IDR
           (Nucor Corp. Project)
           Series '97 AMT VRDN
  2,100    4/01/30 (b)                             3.40           2,100,000


3


STATEMENT OF NET ASSETS
(CONTINUED)            ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY(A)                            YIELD               VALUE
-------------------------------------------------------------------------------
           TENNESSEE-11.1%
           EDUCATIONAL FUNDING
           OF THE SOUTH STUDENT
           LOAN REVENUE
           (Student Funding Corp.)
           Series '87A-3 VRDN
$ 1,200    12/01/17 (b)                            3.30%       $  1,200,000
           KNOX HEALTH
           EDUCATIONAL AND
           HOUSING FACILITY
           BOARD
           (THA Solutions Group,
           Inc. Project)
           Series '99 VRDN
  2,000    5/01/29 (b)                             3.50           2,000,000
           MEMPHIS-SHELBY
           AIRPORT REVENUE
           Series '96B AMT VRDN
  2,100    3/01/14 (b)                             3.35           2,100,000
           STEWART COUNTY IDR
           (Standard Gypsum
           Project)
           Series '99 VRDN
  2,500    5/01/34 (b)                             3.45           2,500,000
                                                               -------------
                                                                  7,800,000

           TEXAS-8.3%
           BRAZOS RIVER HARBOR
           NAVIGATION DISTRICT
           BRAZORIA COUNTY
           (Dow Chemical
           Company Project)
           Series '96 AMT VRDN
  2,300    4/01/26 (b)                             3.50           2,300,000
           BRAZOS RIVER HARBOR
           NAVIGATION DISTRICT
           BRAZORIA COUNTY
           (Dow Chemical
           Company Project)
           Series '98 AMT VRDN
    400    3/01/28 (b)                             3.50             400,000
           BRAZOS RIVER HARBOR
           NAVIGATION DISTRICT
           BRAZORIA COUNTY
           (Merey Sweeney Project)
           Series '98 AMT VRDN
    800    9/01/18 (b)                             3.50             800,000
           PANHANDLE-PLAINS IDA
           (Higher Education
           Student Loan Revenue)
           Series '97Y AMT VRDN
  1,500    10/01/02 (b)                            3.25           1,500,000
           TEXAS STATE TRAN
    800    4.50%, 8/31/99                          2.98             802,906
                                                               -------------
                                                                  5,802,906

           UTAH-1.6%
           UTAH HFA SFMR
           Series '98-4 AMT VRDN
  1,080    7/01/32 (b)                             3.45           1,080,000

           VIRGINIA-2.2%
           VIRGINIA HFA
           Series G Subseries
           G-1 AMT
  1,500    5.85%, 7/01/99                          3.77           1,502,489

           WASHINGTON-8.7%
           OLYMPIA EDA
           (Spring Air Northwest
           Project)
           Series '98 AMT VRDN
  1,300    11/01/23(b)                             3.50           1,300,000
           PIERCE COUNTY EDA
           (Truss Co. Project)
           AMT VRDN
    500    1/01/20 (b)                             3.50             500,000
           PORT ANGELES IDR
           (Daishowa America
           Project)
           Series '92B AMT VRDN
  2,000    12/01/07 (b)                            3.35           2,000,000
           WASHINGTON HOUSING
           FINANCE COMMISSION
           MFHR
           (Summerglen Apartment
           Project) AMT VRDN
  1,250    11/01/25 (b)                            3.50           1,250,000


4


                       ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY(A)                           YIELD               VALUE
-------------------------------------------------------------------------------
           WASHINGTON HOUSING
           FINANCE COMMISSION
           MFHR
           (Twin Ponds Apartment
           Project)
           Series '98A AMT VRDN
$ 1,000    2/01/28 (b)                             3.40%       $  1,000,000
                                                               -------------
                                                                  6,050,000

           WISCONSIN-4.3%
           FRANKLIN IDR
           (Nowakowski Inc.
           Project)
           Series '98 AMT VRDN
  1,510    12/01/18 (b)                            3.45           1,510,000
           KENOSHA IDR
           (Leblanc Corp. Project)
           Series '98A AMT VRDN
  1,500    12/01/18 (b)                            3.45           1,500,000
                                                               -------------
                                                                  3,010,000

           Total Municipal Bonds
           (amortized cost
           $69,265,395)                                          69,265,395

           COMMERCIAL PAPER-0.7%
           TEXAS-0.7%
           CALHOUN COUNTY PORT
           REVENUE
           (British Petroleum)
           Series '98 AMT
           8/25/99
           (amortized cost
    500    $500,000)                               3.20             500,000

           TOTAL INVESTMENTS-99.5%
           (amortized cost
           $69,765,395)                                          69,765,395
           Other assets less
           liabilities-0.5%                                         328,656

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           70,093,947 shares
           outstanding)                                        $ 70,094,051


See Footnotes and Glossary of Terms on page 10.

See notes to financial statements.


5


STATEMENT OF NET ASSETS
MAY 31, 1999 (UNAUDITED)           ALLIANCE MONEY MARKET FUND - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY(A)                           YIELD               VALUE
-------------------------------------------------------------------------------
           COMMERCIAL PAPER-64.6%
           ABBEY NATIONAL
$30,000    6/30/99                                 4.25%       $ 29,883,275
           AMERICAN GENERAL
           CORP.
 13,000    6/15/99                                 4.85          12,975,481
           ASSOCIATES CORP. FIRST
           CAPITAL
 35,000    6/14/99                                 4.83          34,938,954
           BANK OF NOVA SCOTIA
 35,000    6/15/99                                 4.81          34,934,531
           BANQUE CAISSE
           D'EPARGNE L'ETAT
 25,000    6/07/99                                 4.86          24,979,750
           BELL ATLANTIC NETWORK
           FUNDING
 20,000    6/30/99                                 4.81          19,922,506
           CIT GROUP, INC.
 21,000    6/29/99                                 4.82          20,921,273
           DOW CHEMICAL CO.
 35,000    6/01/99                                 4.92          35,000,000
           FORD MOTOR CREDIT CO.
 25,000    6/10/99                                 4.86          24,969,625
           HALIFAX PLC.
 36,000    6/29/99                                 4.80          35,865,600
           KOCH INDUSTRIES, INC.
 35,000    6/15/99 (c)                             4.85          34,933,986
           NATIONAL CITY CORP.
 30,000    6/30/99                                 4.82          29,882,973
           PFIZER CORP.
 10,000    6/23/99 (c)                             4.81           9,970,606
 15,805    6/28/99 (c)                             4.80          15,748,102
 10,000    6/29/99 (c)                             4.79           9,962,744
           PRUDENTIAL FUNDING
           CO.
 38,000    6/15/99                                 4.82          37,928,771
           SHELL OIL CO.
 35,000    8/02/99                                 4.82          34,709,461
           SVENSKA
           HANDLESBANKEN
 25,000    6/30/99                                 4.80          24,903,333
           TEACHER'S INSURANCE
 25,000    6/01/99                                 4.79          25,000,000
 13,000    6/30/99                                 4.81          12,949,629
           VATTENFALL TREASURY
 23,000    6/16/99                                 4.85          22,953,521

           Total Commercial Paper
           (amortized cost
           $533,334,121)                                        533,334,121

           CERTIFICATES OF
           DEPOSIT-24.2%
           BAYERISCHE
           LANDESBANK
 20,000    4.89%, 3/30/00 FRN                      4.95          19,990,211
 10,000    5.115%, 3/21/00                         5.15           9,997,681
           CHASE MANHATTAN
           BANK
 25,000    5.685%, 8/03/99                         4.97          25,026,034
           DEUTSCHE BANK
 10,000    5.11%, 2/22/00                          5.16           9,997,544
           FIRST TENNESSEE BANK
 20,000    4.82%, 6/09/99                          4.82          20,000,000
           NATIONAL WESTMINSTER
           BANK
 32,000    4.883%, 4/17/00 FRN                     4.94          31,984,226
           STATE STREET BANK &
           TRUST CO.
 10,000    4.95%, 9/13/99                          4.95          10,000,000
           TORONTO DOMINION
           BANK
 12,000    5.295%, 3/06/00                         5.33          11,996,913
           UBS FINANCE
           (DELAWARE), INC.
 20,000    5.16%, 2/28/00                          5.19          19,995,695
 16,000    5.29%, 5/19/00                          5.34          15,992,560
           WACHOVIA BANK &
           TRUST CO.
 25,000    5.09%, 2/23/00                          5.13          24,993,832

           Total Certificates of
           Deposit
           (amortized cost
           $199,974,696)                                        199,974,696

           TIME DEPOSIT-4.3%
           BANK OF MONTREAL
 35,300    4.50%, 6/01/99
           (amortized cost
           $35,300,000)                            4.50          35,300,000


6


                                   ALLIANCE MONEY MARKET FUND - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY(A)                           YIELD               VALUE
-------------------------------------------------------------------------------
           U.S. GOVERNMENT
           AND AGENCIES-3.7%
           STUDENT LOAN
           MARKETING ASSOCIATION
$30,000    5.32%, 2/04/00 FRN
           (amortized cost
           $29,996,011)                            5.34%       $ 29,996,011

           BANKERS
           ACCEPTANCE-3.0%
           TORONTO DOMINION
           BANK
 25,000    6/09/99
           (amortized cost
           $24,973,333)                            4.80          24,973,333

           TOTAL INVESTMENTS-99.8%
           (amortized cost
           $823,578,161)                                        823,578,161
           Other assets less
           liabilities-0.2%                                       1,595,913

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           825,174,403 shares
           outstanding)                                        $825,174,074


See Footnotes and Glossary of Terms on page 10.

See notes to financial statements.


7


STATEMENT OF NET ASSETS
MAY 31, 1999 (UNAUDITED)      ALLIANCE MONEY MARKET FUND - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY(A)                           YIELD               VALUE
-------------------------------------------------------------------------------
           U.S. GOVERNMENT
           AGENCIES-73.8%
           FEDERAL HOME
           LOAN MORTGAGE
           CORP.-21.9%
$   547    7/13/99                                 4.78%       $    543,988
    700    8/23/99                                 4.79             692,399
    685    8/10/99                                 4.80             678,713
    787    8/20/99                                 4.80             778,745
    840    6/23/99                                 4.81             837,562
    500    7/06/99                                 4.81             497,691
    700    9/13/99                                 4.81             690,475
    200    6/11/99                                 4.82             199,735
  1,331    7/09/99                                 4.83           1,324,325
    730    7/14/99                                 4.83             725,815
    541    7/16/99                                 4.83             537,781
    190    8/27/99                                 4.83             187,824
    660    7/01/99                                 4.84             657,377
    140    6/22/99                                 4.85             139,608
    500    8/06/99                                 4.85             495,641
    500    6/02/99                                 4.86             499,933
    565    10/01/99                                4.86             555,867
    328    8/12/99                                 4.87             324,838
    925    8/13/99                                 4.87             916,101
    829    9/09/99                                 4.87             818,039
    487    6/04/99                                 4.88             486,806
    300    10/08/99                                4.94             294,786
                                                               -------------
                                                                 12,884,049

           FEDERAL HOME
           LOAN BANK-19.3%
    410    6/09/99                                 4.86             409,558
    500    6/30/99                                 4.87             498,087
    575    8/06/99                                 4.87             569,919
    750    2/10/00                                 5.00             749,948
  1,000    5.00%, 2/10/00                          5.00           1,000,000
    430    2/25/00                                 5.00             429,851
    265    6/11/99                                 5.01             264,632
    300    6/23/99                                 5.02             299,084
    200    7/02/99                                 5.02             199,139
    650    7/16/99                                 5.03             645,937
    250    3/03/00                                 5.03             249,969
    800    5.05%, 3/03/00                          5.03             800,000
    500    5.061%, 8/12/99 FRN                     5.06             499,501
    340    2/17/00                                 5.07             339,718
    500    2/18/00                                 5.07             499,584
    500    5.14%, 3/17/00                          5.12             500,000
    600    3/03/00                                 5.15             599,765
    900    5/17/00                                 5.15             899,430
    900    5/19/00                                 5.15             899,262
  1,000    3/08/00                                 5.23             999,424
                                                               -------------
                                                                 11,352,808

           FEDERAL NATIONAL
           MORTGAGE
           ASSOCIATION-13.9%
  1,000    6/18/99                                 4.81             997,766
    756    6/24/99                                 4.82             753,682
    240    7/07/99                                 4.83             238,848
    541    7/30/99                                 4.84             536,780
    303    9/16/99                                 4.84             298,731
  1,800    6/10/99                                 4.85           1,797,852
    500    6/03/99                                 4.86             499,866
    500    9/17/99                                 4.88             492,860
    620    7/06/99                                 4.90             617,119
    642    11/19/99                                4.94             627,301
    500    5.04%, 4/06/00 MTN                      5.10             499,680
    800    5.00%, 5/05/00 MTN                      5.10             799,140
                                                               -------------
                                                                  8,159,625

           STUDENT LOAN
           MARKETING
           ASSOCIATION-13.6%
  1,000    5.201%, 7/15/99 FRN                     5.20           1,000,000
  1,000    5.261%, 6/30/99 FRN                     5.26             999,992
  1,000    5.271%, 6/17/99 FRN                     5.27           1,000,000
  1,000    5.271%, 2/14/00 FRN                     5.27             999,585
  1,000    5.291%, 11/24/99 FRN                    5.29             999,855
  1,000    5.301%, 9/30/99 FRN                     5.30           1,000,000
  1,000    5.321%, 2/04/00 FRN                     5.32             999,867
  1,000    5.371%, 11/09/99 FRN                    5.37             999,740
                                                               -------------
                                                                  7,999,039

           FEDERAL FARM
           CREDIT BANK-5.1%
  1,100    9/01/99                                 4.87           1,099,630
    565    7/09/99                                 4.93             562,077
    300    7/12/99                                 4.93             298,326
    430    10/21/99                                4.95             421,774
    500    5.43%, 8/02/99                          4.96             500,289
    125    6/10/99                                 5.01             124,844
                                                               -------------
                                                                  3,006,940

           Total U.S. Government
           Agencies
           (amortized cost
           $43,402,461)                                          43,402,461


8


                              ALLIANCE MONEY MARKET FUND - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
   (000)    SECURITY(A)                           YIELD               VALUE
-------------------------------------------------------------------------------
           REPURCHASE
           AGREEMENTS-26.5%
           THE BANK OF NEW YORK
$ 1,500    4.25%, dated 5/28/99
           due 6/01/99 in the
           amount of $1,500,708
           (cost $1,500,000;
           collateralized by $1,540,000
           U.S Treasury Note,
           5.00%, 4/30/01
           value $1,540,083                        4.25%       $  1,500,000
           BARCLAYS DEZOETE
           WEDD SECURITIES, INC.
  2,900    4.85%, dated 5/28/99
           due 6/01/99 in the
           amount of $2,901,563
           (cost $2,900,000;
           collateralized by $2,995,000
           Federal Home Loan
           Mortgage Corp;
           4.83%, 8/24/99
           value $2,959,273                        4.85           2,900,000
           MERRILL LYNCH & CO., INC.
  2,500    4.82%, dated 5/25/99
           due 6/30/99 in the
           amount of $2,512,050
           (cost $2,500,000;
           collateralized by $9,301,000
           Federal Home Loan
           Mortgage Corp;
           6.30%, 12/01/22
           value $2,627,607)                       4.82           2,500,000
           PAINE WEBBER, INC.
  2,900    4.85%, dated 5/27/99
           due 6/14/99 in the
           amount of $2,907,033
           (cost $2,900,000;
           collateralized by $2,952,000
           Federal National
           Mortgage Assn;
           7.00%, 6/01/29
           value $2,969,343) (d)                   4.85           2,900,000
           PARIBAS CORP.
  2,900    4.87%, date 5/28/99
           due 6/01/99 in the
           amount of $ 2,901,569
           (cost $2,900,000;
           collateralized by $3,022,000
           Federal National
           Mortgage Assn;
           5.125%, 2/13/04
           value $2,957,415)                       4.87           2,900,000
           PRUDENTIAL SECURITIES,
           INC.
  2,900    4.88%, date 5/28/99
           due 6/01/99 in the
           amount of $2,901,569
           (cost $2,900,000;
           collateralized by $3,147,000
           Federal National
           Mortgage Assn;
           6.00%, 2/01/29
           value $2,973,646)                       4.88           2,900,000

           Total Repurchase
           Agreements
           (amortized cost
           $15,600,000)                                          15,600,000

           TOTAL INVESTMENTS-100.3%
           (amortized cost
           $59,002,461)                                          59,002,461
           Other assets less
           liabilities-(0.3%)                                      (190,015)

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           58,818,090 shares
           outstanding)                                        $ 58,812,446


See Footnotes and Glossary of Terms on page 10.

See notes to financial statements.


9


STATEMENT OF NET ASSETS
(CONTINUED)                   ALLIANCE MONEY MARKET FUND - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Period Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

(c) Securities issued in reliance on section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined by the Adviser to be liquid pursuant to procedures adopted by the Trustees. At May 31, 1999, the security amounted to $70,615,438 representing 8.6% of net assets on the Prime Portfolio.

(d)  Repurchase agreements which are terminable within 7 days.

     Glossary of Terms:
     AMT       Alternative Minimum Tax
     EDA       Economic Development Authority
     FRN       Floating Rate Note
     HDA       Housing Development Agency
     HFA       Housing Finance Agency/Authority
     IDA       Industrial Development Agency/Authority
     IDR       Industrial Development Revenue
     MFHR      Multi-Family Housing Revenue
     MTN       Medium Term Note
     SFMR      Single Family Mortgage Revenue
     TRAN      Tax & Revenue Anticipation Note


     See notes to financial statements.


10


STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)            ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

                                      GENERAL
                                     MUNICIPAL        PRIME        GOVERNMENT
                                     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                    ------------   ------------   ------------
INVESTMENT INCOME
  Interest                          $    849,535   $ 19,004,558   $  1,234,759

EXPENSES
  Advisory fee (Note B)                  128,509      1,867,553        122,275
  Distribution assistance (Note C)       115,657      1,680,797        110,049
  Custodian fees                          54,696        109,483         48,083
  Registration fees                       28,303        309,305         17,187
  Administrative fee (Note C)             12,851        186,756         12,227
  Printing                                 7,462         87,685          4,685
  Organization                             7,280          7,462          7,280
  Audit and legal fees                     6,669         41,289          5,062
  Trustees' fees                           4,178          3,458          4,434
  Miscellaneous                            4,449         24,612          3,445
  Total expenses                         370,054      4,318,400        334,727
  Less: fee waiver and
    reimbursement                       (113,039)      (583,296)       (90,176)
  Net expenses                           257,015      3,735,104        244,551
  Net investment income                  592,520     15,269,454        990,208

REALIZED GAIN ON INVESTMENTS
  Net realized gain on investment
    transactions                              -0-         2,952            159

NET INCREASE IN NET ASSETS FROM
OPERATIONS                          $    592,520   $ 15,272,406   $    990,367


See notes to financial statements.


11


STATEMENTS OF CHANGES IN NET ASSETS                  ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

                                         GENERAL
                                   MUNICIPAL PORTFOLIO                  PRIME PORTFOLIO                GOVERNMENT PORTFOLIO
                               ----------------------------   ----------------------------------   ----------------------------
                                 SIX MONTHS                     SIX MONTHS                           SIX MONTHS
                                   ENDED       YEAR ENDED          ENDED           YEAR ENDED          ENDED        YEAR ENDED
                               MAY 31, 1999   NOVEMBER 30,      MAY 31, 1999       NOVEMBER 30,    MAY 31, 1999    NOVEMBER 30,
                                (UNAUDITED)       1998          (UNAUDITED)           1998          (UNAUDITED)        1998
                               -------------  -------------   ----------------  ----------------   -------------  -------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income        $    592,520   $  3,628,070    $    15,269,454   $   147,275,473    $    990,208   $  5,891,478
  Net realized gain
    (loss) on investments
    transactions                         -0-         5,931              2,952            (3,281)            159         (5,803)
  Net increase in net
    assets from
    operations                      592,520      3,634,001         15,272,406       147,272,192         990,367      5,885,675

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
  Net investment income            (592,520)    (3,628,070)       (15,269,454)     (147,275,473)       (990,208)    (5,891,478)
  Net realized gain on
    investments                      (5,812)          (615)                -0-          (26,728)             -0-          (187)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST (Note E)
  Net increase (decrease)        25,759,165    (93,023,004)       142,706,012    (2,615,405,613)     16,626,783    (81,675,080)
  Total increase (decrease)      25,753,353    (93,017,688)       142,708,964    (2,615,435,622)     16,626,942    (81,681,070)

NET ASSETS
  Beginning of year              44,340,698    137,358,386        682,465,110     3,297,900,732      42,185,504    123,866,574
  End of period                $ 70,094,051   $ 44,340,698    $   825,174,074   $   682,465,110    $ 58,812,446   $ 42,185,504


See notes to financial statements.


12


NOTES TO FINANCIAL STATEMENTS
MAY 31, 1999 (UNAUDITED)                             ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Money Market Fund (the "Fund") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Fund currently offers three Portfolios: General Municipal Portfolio, Prime Portfolio and Government Portfolio (the "Portfolios"). Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities. At the time of investment, such securities have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios.

1. VALUATION OF SECURITIES
Securities in which the Portfolios invest are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a straight-line basis to maturity. Certain illiquid securities containing unconditional par puts are also valued at amortized cost.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $74,000 for each of the Portfolios have been deferred and are being amortized on a straight-line basis through December, 2000.

3. TAXES
It is the Portfolios' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolios declare dividends daily and automatically reinvest such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended May 31, 1999 from the General Municipal Portfolio are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

6. REPURCHASE AGREEMENTS
It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.


NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
Under the Advisory Agreement, each Portfolio pays the Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% of each Portfolio's average daily net assets. The Adviser has agreed to reimburse each Portfolio to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets. For the six months ended May 31, 1999 for the General Municipal Portfolio, Prime Portfolio and Government Portfolio, the Adviser reimbursed $109,749, $582,979 and $90,145, respectively. The General Municipal, Prime and Government Portfolios do not compensate Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services or for out of pocket expenses.


13


NOTES TO FINANCIAL STATEMENTS (CONTINUED)            ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

NOTE C: DISTRIBUTION SERVICES AGREEMENT AND ADMINISTRATION AGREEMENT
Under the Distribution Services Agreement, which includes a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "Plan"), the Fund pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Adviser, a distribution fee at the annual rate of up to .45 of 1% of the average daily value of the Fund's net assets. The Plan provides that the Distributor will use amounts payable under the Plan in their entirety for (i) payments to broker-dealers and other financial intermediaries, including the Distributor, for distribution assistance and payments to banks and other depository institutions for administrative and accounting services and (ii) otherwise promoting the sale of shares of the Portfolios. For the six months ended May 31, 1999, the General Municipal Portfolio, Prime Portfolio and Government Portfolio, paid fees of $115,657, $1,680,797 and $110,049, respectively.

Pursuant to an Administration Agreement, ADP Financial Information Services, Inc. ("ADP"), a wholly-owned subsidiary of Automatic Data Processing, Inc., serves as administrator of the Fund, on behalf of the Portfolios. The Administrator performs or arranges for the performance of certain services, mainly remote processing services through its propriety shareholder accounting system. ADP is entitled to receive from each Portfolio a fee computed daily and paid monthly at a maximum annual rate equal to .05% of such Portfolio's average daily net assets. ADP may, from time to time, voluntarily waive all or a portion of its fees payable to it under the Administration Agreement. For the six months ended May 31, 1999, the General Municipal Portfolio incurred fees of $12,851 of which $3,290 were waived, the Prime Portfolio incurred fees of $186,756 of which $317 were waived and the Government Portfolio incurred fees of $12,227 of which $31 were waived.


NOTE D: INVESTMENT TRANSACTIONS
At May 31, 1999, the cost of portfolio securities for federal income tax purposes was the same as the cost for financial reporting purposes. At November 30, 1998, the Prime Portfolio and Government Portfolio had capital loss carryforwards of $3,281 and $5,803, respectively. Such carryforwards expire in the year 2007.


NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At May 31, 1999, capital paid-in aggregated $70,093,947, $825,174,403 and $58,818,090 for the General Municipal Portfolio, Prime Portfolio and Government Portfolio, respectively. Transactions, all at $1.00 per share, were as follows:


                                GENERAL
                            MUNICIPAL PORTFOLIO                  PRIME PORTFOLIO                GOVERNMENT PORTFOLIO
                       -----------------------------   ---------------------------------    -----------------------------
                        SIX MONTHS                      SIX MONTHS                           SIX MONTHS
                           ENDED                           ENDED                                ENDED
                          MAY 31,       YEAR ENDED        MAY 31,         YEAR ENDED           MAY 31,       YEAR ENDED
                           1999        NOVEMBER 30,        1999          NOVEMBER 30,           1999        NOVEMBER 30,
                        (UNAUDITED)        1998         (UNAUDITED)          1998            (UNAUDITED)        1998
                       -------------  --------------   --------------  -----------------    -------------  --------------
Shares sold             104,456,187     567,543,637      572,411,344     15,983,075,639       42,332,710     518,447,921
Shares issued on
  reinvestments of
  dividends                 595,520       3,628,685       15,269,454        147,302,201          990,208       5,891,665
Shares redeemed         (79,292,542)   (664,195,326)    (444,974,786)   (18,745,783,453)     (26,696,135)   (606,014,666)
Net increase
  (decrease)             25,759,165     (93,023,004)     142,706,012     (2,615,405,613)      16,626,783     (81,675,080)


14


FINANCIAL HIGHLIGHTS                                 ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

                                                      GENERAL MUNICIPAL PORTFOLIO
                                            ----------------------------------------------------
                                                                                   DECEMBER 13,
                                            SIX MONTHS                               1995(A)
                                               ENDED      YEAR ENDED NOVEMBER 30,      TO
                                           MAY 31, 1999  ------------------------  NOVEMBER 30,
                                            (UNAUDITED)     1998         1997         1996
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .012         .027         .029         .027

LESS: DIVIDENDS
Dividends from net investment income           (.012)       (.027)       (.029)       (.027)
Net asset value, end of period                $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on:
  net asset value (c)                           1.16%        2.76%        2.92%        2.71%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $70          $44         $137         $123
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.00%(d)     1.00%        1.00%        1.00%(d)
  Expenses, before waivers and
    reimbursements                              1.44%(d)     1.17%        1.21%        1.39%(d)
  Net investment income (b)                     2.31%(d)     2.74%        2.87%        2.76%(d)


See footnote summary on page 17.


15


FINANCIAL HIGHLIGHTS (CONTINUED)                     ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

                                                            PRIME PORTFOLIO
                                            ----------------------------------------------------
                                                                                   DECEMBER 29,
                                            SIX MONTHS                               1995(A)
                                               ENDED      YEAR ENDED NOVEMBER 30,      TO
                                           MAY 31, 1999  ------------------------  NOVEMBER 30,
                                            (UNAUDITED)     1998         1997         1996
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .020         .047         .046         .041

LESS: DIVIDENDS
Dividends from net investment income           (.020)       (.047)       (.046)       (.041)
Net asset value, end of period                $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on:
  net asset value (c)                           2.06%        4.77%        4.75%        4.23%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $825         $682       $3,298       $2,772
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.00%(d)     1.00%        1.00%        1.00%(d)
  Expenses, before waivers and
    reimbursements                              1.16%(d)     1.06%        1.06%        1.23%(d)
  Net investment income (b)                     4.09%(d)     4.69%        4.65%        4.50%(d)


See footnote summary on page 17.


16


                                                     ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

                                                              GOVERNMENT PORTFOLIO
                                            ----------------------------------------------------
                                                                                   DECEMBER 29,
                                            SIX MONTHS                               1995(A)
                                               ENDED      YEAR ENDED NOVEMBER 30,      TO
                                           MAY 31, 1999  ------------------------  NOVEMBER 30,
                                            (UNAUDITED)     1998         1997         1996
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .020         .046         .045         .041

LESS: DIVIDENDS
Dividends from net investment income           (.020)       (.046)       (.045)       (.041)
Net asset value, end of period                $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on:
  net asset value (c)                           2.04%        4.67%        4.64%        4.18%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $59          $42         $124         $100
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.00%(d)     1.00%        1.00%        1.00%(d)
  Expenses, before waivers and
    reimbursements                              1.36%(d)     1.14%        1.25%        1.42%(d)
  Net investment income (b)                     4.05%(d)     4.60%        4.54%        4.45%(d)



(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of period. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.


17


ALLIANCE MONEY MARKET FUND
1345 Avenue of the Americas, New York, NY 10105


ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

MONMKTSR599